FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Schedule of Carrying Amount of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 671,628	$ 347,353
Fair value	2,367,124	1,940,362
Other current assets	10,608	6,529
Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	294,169	241,030
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,554,680	1,347,831
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	230,881	162,935
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	98,954	80,366
Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	188,440	108,200
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	2,136,243	1,777,427
Amortized cost | Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	294,169	241,030
Amortized cost | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	1,554,680	1,347,831
Amortized cost | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
Amortized cost | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	98,954	80,366
Amortized cost | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	188,440	108,200
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	230,881	162,935
FVTPL | Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
FVTPL | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
FVTPL | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	230,881	162,935
FVTPL | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
FVTPL | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value	0	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	407,355	239,329
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	162,683	6,142
Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,146	3,943
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,289	81
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,603	15,101
Other current assets	2,000	2,900
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	75,552	82,757
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	480,906	279,719
Amortized cost | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	407,355	239,329
Amortized cost | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,146	3,943
Amortized cost | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,603	15,101
Amortized cost | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	56,802	21,346
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28,039	29,175
FVTPL | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,289	81
FVTPL | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,750	29,094
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	162,683	38,459
FVOCI | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	162,683	6,142
FVOCI | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 32,317